Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note Fourteen – Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows at December 31:

(in thousands)	2012	2011

Deferred tax assets:
Previously securitized loans	$ 5,921	$ 6,669
Allowance for loan losses	7,100	7,310
Deferred compensation payable	2,812	2,932
Underfunded pension liability	3,029	2,874
Accrued expenses	1,869	1,729
Impaired assets	1,086	1,362
Impaired security losses	9,814	10,386
Intangible assets	2,928	-
Other	2,963	2,752
Total Deferred Tax Assets	37,522	36,014
Deferred tax liabilities:
Intangible assets	-	925
Unrealized securities gains	2,145	495
Other	2,640	2,375
Total Deferred Tax Liabilities	4,785	3,795
Net Deferred Tax Assets	$ 32,737	$ 32,219

No valuation allowance for deferred tax assets was recorded at December 31, 2012 and 2011 as the Company believes it is more likely than not that all of the deferred tax assets will be realized because they were supported by recoverable taxes paid in prior years.

Significant components of the provision for income taxes are as follows:

(in thousands)	2012	2011	2010

Current:
Federal	15,509	20,052	17,147
State	2,259	2,809	2,541
Total current	17,768	22,861	19,688

Total deferred	2,530	(2,290)	(1,235)
Income tax expense	20,298	20,571	18,453

A reconciliation of the significant differences between the federal statutory income tax rate and the Company’s effective income tax rate is as follows:

(in thousands)	2012	2011	2010

Computed federal taxes at statutory rate	20,735	21,437	20,096
State income taxes, net of federal tax benefit	1,591	1,654	1,586
Tax effects of:
Tax-exempt interest income	(712)	(785)	(804)
Bank-owned life insurance	(1,044)	(1,172)	(1,269)
Tax reserve adjustment	8	(70)	(85)
Other items, net	(280)	(493)	(1,071)
Income tax expense	20,298	20,571	18,453

The entire amount of the Company’s unrecognized tax benefits if recognized, would favorably affect the Company’s effective tax rate.   The Company is unable to estimate the range of possible changes in the amounts of unrecognized tax positions that could occur over the next 12 months.  A reconciliation of the beginning and ending balance of unrecognized tax benefits for the years ended December 31, 2012 and 2011 is as follows:

(in thousands)	2012	2011

Balance at January 1,	3,649	3,645
Additions for current year tax positions	727	866
Additions for prior year tax positions	-	-
Decreases for prior year tax positions	-	(862)
Decreases for settlements with tax authorities	-	-
Decreases related to lapse of applicable statute of limitation	-	-
Balance at December 31	4,376	3,649

Interest and penalties on income tax uncertainties are included in income tax expense.  During 2012, 2011, and 2010, the provision related to interest and penalties was $0.2 million, $0.1 million, and $0.1 million, respectively.  The balance of accrued interest and penalties at December 31, 2012 and 2011 was $0.3 million and $0.1 million, respectively.

            The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2009 through 2011. The Company and its subsidiaries state income tax returns are open to audit under the statute of limitations for the years ended December 31, 2009 through 2011.